Financial Instruments - Summary of 10 Percentage Strengthening/Weakening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Percentage of change in foreign exchange rate for sensitivity analysis	10.00%	10.00%
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	₺ (813,706)	₺ (275,927)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	813,706	275,927
Increase (decrease) in equity due to potential appreciation of foreign currency	(240,283)	(87,259)
Increase (decrease) in equity due to potential depreciation of foreign currency	240,283	87,259
USD
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	974,224	913,412
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(974,224)	(913,412)
Increase (decrease) in equity due to potential appreciation of foreign currency	(23,185)	(42,915)
Increase (decrease) in equity due to potential depreciation of foreign currency	23,185	42,915
USD | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	974,224	913,412
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	(974,224)	(913,412)
USD | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(23,185)	(42,915)
Increase (decrease) in equity due to potential depreciation of foreign currency	23,185	42,915
EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(1,505,287)	(883,116)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	1,505,287	883,116
Increase (decrease) in equity due to potential appreciation of foreign currency	(217,098)	(46,476)
Increase (decrease) in equity due to potential depreciation of foreign currency	217,098	46,476
EUR | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(1,505,287)	(883,116)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	1,505,287	883,116
EUR | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency	(217,098)	(46,476)
Increase (decrease) in equity due to potential depreciation of foreign currency	217,098	46,476
CNY
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(282,643)	(306,223)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	282,643	306,223
Increase (decrease) in equity due to potential appreciation of foreign currency		2,132
Increase (decrease) in equity due to potential depreciation of foreign currency		(2,132)
CNY | Net assets and liability
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in profit (loss) due to potential appreciation of foreign currency	(282,643)	(306,223)
Increase (decrease) in profit (loss) due to potential depreciation of foreign currency	₺ 282,643	306,223
CNY | Hedged portion of risk
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Increase (decrease) in equity due to potential appreciation of foreign currency		2,132
Increase (decrease) in equity due to potential depreciation of foreign currency		₺ (2,132)